UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    InView Investment Management, LLC
Address: 100 West Monroe Street, Suite 2010

         Chicago, IL  60603

13F File Number:  28-12238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Glen Kleczka
Title:     Chief Executive Officer & Managing Partner
Phone:     312-630-3470

Signature, Place, and Date of Signing:

     /s/Glen Kleczka     Chicago, IL     April 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $138,333 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EQTY INVT LIFE HLD    COM              025676206     5075   546850          SOLE                   267870        0   278980
ANNALY CAP MGMT INC            COM              035710409     6052   395030          SOLE                   194200        0   200830
ARES CAP CORP                  COM              04010L103     2689   213920          SOLE                   105480        0   108440
ASBURY AUTOMOTIVE GROUP INC    COM              043436104     2399   174340          SOLE                    85970        0    88370
AVISTA CORP                    COM              05379B107     3353   171430          SOLE                    84400        0    87030
AVNET INC                      COM              053807103     2421    73960          SOLE                    36470        0    37490
BAYTEX ENERGY TR               TRUST UNIT       073176109      343    15500 SH       SOLE                    15500        0        0
BIO RAD LABS INC               CL A             090572207     2349    26410          SOLE                    13020        0    13390
BJS WHOLESALE CLUB INC         COM              05548J106     3582   100370          SOLE                    49490        0    50880
BRONCO DRILLING CO INC         COM              112211107     3877   240650          SOLE                   117770        0   122880
BROOKS AUTOMATION INC          COM              114340102     1239   127480          SOLE                    62280        0    65200
CEDAR SHOPPING CTRS INC        COM NEW          150602209     2175   186250          SOLE                    91170        0    95080
CMS ENERGY CORP                COM              125896100     2463   181910          SOLE                    89530        0    92380
CROWN HOLDINGS INC             COM              228368106     6626   263350          SOLE                   129460        0   133890
CSG SYS INTL INC               COM              126349109     2102   184890          SOLE                    91170        0    93720
DRS TECHNOLOGIES INC           COM              23330X100     5377    92270          SOLE                    45410        0    46860
ENDURANCE SPECIALTY HLDGS LT   SHS              G30397106     5205   142200          SOLE                    69900        0    72300
FIRST PL FINL CORP             COM              33610T109     1726   132800          SOLE                    64880        0    67920
FLEXTRONICS INTL LTD           ORD              Y2573F102     4283   456100          SOLE                   224480        0   231620
FOREST OIL CORP                COM PAR $0.01    346091705     5029   102720          SOLE                    50500        0    52220
FURNITURE BRANDS INTL INC      COM              360921100     2452   209590          SOLE                   102290        0   107300
HARVEST ENERGY TR              TRUST UNIT       41752X101      393    17582 SH       SOLE                    17582        0        0
KELLY SVCS INC                 CL A             488152208     3623   176230          SOLE                    86300        0    89930
LIFEPOINT HOSPITALS INC        COM              53219L109     2970   108100          SOLE                    53200        0    54900
LITTELFUSE INC                 COM              537008104     4145   118520          SOLE                    58220        0    60300
MAIDENFORM BRANDS INC          COM              560305104     3352   206020          SOLE                   101590        0   104430
MARINER ENERGY INC             COM              56845T305     1736    64272          SOLE                    31402        0    32870
MEADOWBROOK INS GROUP INC      COM              58319P108     3911   500780          SOLE                   246400        0   254380
MFA MTG INVTS INC              COM              55272X102     4310   684100          SOLE                   336000        0   348100
MONACO COACH CORP              COM              60886R103     2313   244040          SOLE                   119899        0   124141
NATIONAL PENN BANCSHARES INC   COM              637138108     2339   128563          SOLE                    62808        0    65755
OWENS ILL INC                  COM NEW          690768403     9511   168550          SOLE                    82860        0    85690
PEROT SYS CORP                 CL A             714265105     3470   230720          SOLE                   112940        0   117780
PHOTRONICS INC                 COM              719405102     2106   220480          SOLE                   107740        0   112740
PORTLAND GEN ELEC CO           COM NEW          736508847     2670   118420          SOLE                    58170        0    60250
PROVIDENT ENERGY TR            TR UNIT          74386K104      211    19900 SH       SOLE                    19900        0        0
SCHOLASTIC CORP                COM              807066105     1688    55770          SOLE                    27250        0    28520
SHAW GROUP INC                 COM              820280105     5214   110610          SOLE                    54370        0    56240
SKECHERS U S A INC             CL A             830566105     3318   164190          SOLE                    80450        0    83740
SMUCKER J M CO                 COM NEW          832696405     2740    54135          SOLE                    26695        0    27440
SPARTECH CORP                  COM NEW          847220209      448    53050          SOLE                    25950        0    27100
STAGE STORES INC               COM NEW          85254C305     2395   147830          SOLE                    72410        0    75420
TECH DATA CORP                 COM              878237106     3289   100260          SOLE                    49380        0    50880
U S CONCRETE INC               COM              90333L102     1364   358980          SOLE                   175610        0   183370